Note 11 - Share Capital (Tables)	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of reserves within equity [text block]
	Restricted Share Rights ($)	Share Options ($)	Warrants ($)	Total ($)
Balance at November 30, 2023	-	9,952	3,541	13,493
Options exercised	-	(967)	-	(967)
Restricted share rights vested	(505)	-	-	(505)
Share-based compensation	523	1,506	-	2,029
Balance at November 30, 2024	18	10,491	3,541	14,050
Options exercised	-	(512)	-	(512)
Restricted share rights vested	(962)	-	-	(962)
Share-based compensation	951	1,259	-	2,210
Balance at November 30, 2025	7	11,238	3,541	14,786

Disclosure of number and weighted average exercise prices of share options [text block]
	Number of Options	Weighted Average Exercise Price ($)
Balance at November 30, 2023	14,945,195	1.60
Granted	2,763,234	1.19
Exercised(1)	(2,029,500)	1.05
Expired	(197,500)	1.02
Balance at November 30, 2024	15,481,429	1.61
Granted	3,047,000	1.88
Exercised(2)	(1,091,984)	1.30
Expired	(1,925,000)	2.82
Forfeited	(245,000)	1.71
Balance at November 30, 2025	15,266,445	1.53

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	Year ended November 30, 2025	Year ended November 30, 2024
Risk-free interest rate	2.41%	3.18%
Expected life (years)	2.87	2.87
Expected volatility	42.55%	46.66%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	2.45%	3.69%

Disclosure of range of exercise prices of outstanding share options [text block]
			Options Outstanding			Options Exercisable
Exercise Prices			Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
$1.05	-	$1.09	2,905,000	1.09	2.93	2,905,000	1.09	2.93
$1.10	-	$1.59	3,135,000	1.22	3.66	2,415,000	1.22	3.55
$1.60	-	$1.82	3,818,000	1.60	1.98	3,818,000	1.60	1.98
$1.83	-	$1.93	2,442,500	1.83	0.95	2,442,500	1.83	0.95
$1.94	-	$3.88	2,965,945	1.95	4.78	868,195	1.96	4.27
			15,266,445	1.53	2.89	12,448,695	1.48	2.46

Restricted share rights [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]

	Number of RSRs	Weighted Average Value ($)
Balance at November 30, 2023	366,530	1.23
Granted	811,298	1.19
Vested	(412,663)	1.23
Balance as at November 30, 2024	765,165	1.19
Granted	379,840	1.94
Vested(1)	(788,819)	1.22
Forfeited	(6,500)	1.19
Balance at November 30, 2025	349,686	1.94